STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 17, 2021	Mar. 31, 2021	Jun. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				100,000,000		100,000,000
Ordinary share, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001
Share issued price per share	11.50
Preferred stock, shares outstanding				0		0
Warrant exercise price	11.50
Ordinary share, shares issued				2,875,000	1	2,875,000
Xtribe PLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues			$ 6,332,040
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 9.50
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				11.50
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary share, par value	$ 0.0001
Number of common shares issued	10,000,000
Warrant exercise price	$ 11.50
Description on sale of stock	Each Unit consists of one share of Common Stock, one Right and one Public Warrant. Each Right entitles the holder thereof to receive one-fifteenth (1/15) of one share of Common Stock upon the consummation of an Initial Business Combination. Each redeemable Public Warrant entitles the holder to purchase one half (1/2) of one share of Common Stock at a price of $11.50 per full share, subject to adjustment
Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued		2,875,000
Share issued price per share		$ 0.01
Stock Issued During Period, Value, New Issues		$ 25,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				16.50
Warrant exercise price				$ 0.01
Description on sale of stock				Company issues additional shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the Initial Business Combination at an issue price or effective issue price of less than $9.50 per share of Common Stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for funding the Initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Common Stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the Warrant Price shall be adjusted (to the nearest cent) to be equal to 115% of the Market Value, and the last sales price of the Common Stock that triggers the Company’s right to redeem the Warrants pursuant to Section 6.1 below shall be adjusted (to the nearest cent) to be equal to 165% of the Market Value.
Series A Common Stock [Member] | Xtribe PLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued			32,524